Discontinued Operations (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Disposal Group, Including Discontinued Operation, Income Statement Disclosures
Revenues	$ 8,837	$ 13,960	$ 8,635
Expenses	(12,244)	(13,369)	(7,186)
(Loss) gain on sale of real estate	(4,087)	81	0
(Loss) gain on extinguishment of debt	(356)	672	7,961
Impairment charges	(10,217)	(13,831)	(214)
(Loss) income from discontinued operations, net of tax	$ (18,067)	$ (12,487)	$ 9,196